INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Net (Income) Loss - book			$ 5,761,061
Loss on disposal of fixed assets			(97,555)
Change in warrant liability			(993,000)
Change in derivative			(2,090,500)
Debt discount amortization	$ (216,386)	$ (482,234)	(1,089,902)	$ (2,303,973)
Estimate loss - tax basis			$ 1,490,104